Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015		Sep. 30, 2014		Sep. 30, 2013
NET INCOME	$ 132,579		$ 107,260		$ 81,573
OTHER COMPREHENSIVE INCOME (LOSS), BEFORE INCOME TAXES:
Qualified cash flow hedging instruments	(11,309)	[1]	(1,548)	[1]	0
Pension and other post-retirement benefit plans
Change in prior service (cost) credit	696	[2]	6,095	[2]	(1,671)
Change in actuarial net gain (loss)	(1,195)	[2]	1,594	[2]	3,399
Change in transition obligation	0		0		238
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) BEFORE TAXES	(11,808)		6,141		1,966
INCOME TAX EXPENSE (BENEFIT) RELATED TO OTHER COMPREHENSIVE INCOME (LOSS)	(5,533)		3,054		813
OTHER COMPREHENSIVE INCOME (LOSS)	(6,275)		3,087		1,153
COMPREHENSIVE INCOME	126,304		110,347		82,726
Washington Gas Light Company
NET INCOME	108,678		98,324		72,322
Pension and other post-retirement benefit plans
Change in prior service (cost) credit	696	[3]	6,095	[3]	(1,671)
Change in actuarial net gain (loss)	(1,195)	[3]	1,594	[3]	3,399
Change in transition obligation	0		0		238
Total pension and other post-retirement benefit plans	(499)		7,689		1,966
TOTAL OTHER COMPREHENSIVE INCOME (LOSS) BEFORE TAXES	(499)		7,689
INCOME TAX EXPENSE (BENEFIT) RELATED TO OTHER COMPREHENSIVE INCOME (LOSS)	(200)		3,054		813
OTHER COMPREHENSIVE INCOME (LOSS)	(299)		4,635		1,153
COMPREHENSIVE INCOME	$ 108,379		$ 102,959		$ 73,475

[1]	(a) Cash flow hedging instruments represent interest rate swap agreements related to debt issuances. Refer to Note 14—Derivative and Weather-related Instruments for further discussion of the interest rate swap agreements.
[2]	(b) These accumulated other comprehensive income (loss) components are included in the computation of net periodic benefit cost. Refer to Note 10-Pension and other post-retirement benefit plans for additional details.
[3]	(a) These accumulated other comprehensive income (loss) components are included in the computation of net periodic benefit cost. Refer to Note 10-Pension and other post-retirement benefit plans for additional details.